Pension and Other Postretirement Benefit Plans - Summarized Information About Changes in Plan Assets and Benefit Obligation, Funded Status and Amounts Recorded (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Fair value of plan assets October 31, 2012 (Actavis Group acquisition)	$ 66.5
Return on plan assets	0.5
Benefits paid	(0.2)
Effects of exchange rate changes	0.4
Fair value of plan assets December 31, 2012	67.2
Benefit obligation at October 31, 2012 (Actavis Group acquisition)	89.9
Interest cost	0.6
Benefit paid	(0.2)
Effects of exchange rate changes	0.6
Benefit obligation at December 31, 2012	90.9
Funded status at December 31, 2012	(23.7)
Recognized as:
Current liabilities	(3.5)
Noncurrent liabilities	$ (20.2)